RECAPITALIZATION (Tables)	9 Months Ended
Sep. 30, 2025
Recapitalization
SCHEDULE OF RECONCILES THE ELEMENTS OF THE BUSINESS COMBINATION

Cash-trust and cash, net of redemptions	$811,370
Less: transaction costs, paid	(545,543)
Net proceeds from the Reverse Acquisition	265,827

Less: accounts payable, accrued liabilities and other current liabilities combined	(1,577,057)
Less: Promissory note fee – related party combined	(1,000,000)
Less: Subscription agreement loans combined	(1,828,098)
Less: Loan and transfer note payable combined	(499,214)
Less: Forward purchase agreement liability combined	(49,034)

Add: other, net	85,000
Reverse recapitalization, net	$(4,602,576)

SCHEDULE OF CONSUMMATION OF THE BUSINESS COMBINATION

The number of shares of Common Stock issued immediately following the consummation of the Reverse Acquisition were:

PowerUp Class A common stock, outstanding prior to the Reverse Acquisition	$7,765,144
Less: Redemption of PowerUp Class A common stock	-507,631
Class A common stock of PowerUp	7,257,513
PowerUp Class B common stock, outstanding prior to the Reverse Acquisition	-
Reverse Acquisition Class A common stock	7,257,513
Issuance of shares related working capital agreements	3,749,984
Aspire Biopharma, Inc Shares	35,000,000
Common Stock immediately after the Reverse Acquisition	$46,007,497

SCHEDULE OF NUMBER OF SHARES CONVERSION RATIO

The number of Aspire Biopharma, Inc shares was determined as follows:

	Aspire Biopharma, Inc Shares	Aspire’s Shares after conversion ratio
Common Stock issued to existing Aspire Biopharma, Inc Shareholders	$531,822,059	$33,337,500
Common Stock obligation shares issued	—	1,662,500
Number of Shares	$531,822,059	$35,000,000

SCHEDULE OF NOTE ISSUANCE

The following table reflects the outstanding balances of each note issuance at September 30, 2025 and December 31, 2024.

Issuance date	September 30, 2025	December 31, 2024
September 27, 2024	$591,692	$920,240
October 2, 2024	0	65,513
December 30, 2024	0	38,569
December 31, 2024	293,872	242,510
Total	$885,564	$1,266,832